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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:    179,288
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------               -------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                      VOTING AUTHORITY
                                                                                                     -------------------
                          TITLE OF               VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER             CLASS       CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------         -------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
BANK OF AMERICA
  CORPORATION               COM       060505104     993   55,605   SH               SOLE              55,605   0     0
BLACKSTONE GROUP L P    COM UNIT LTD  09253U108   1,770  126,429   SH               SOLE             126,429   0     0
BOEING CO                   COM       097023105   2,342   32,247   SH               SOLE              32,247   0     0
CISCO SYS INC               COM       17275R102   2,929  112,530   SH               SOLE             112,530   0     0
CITIGROUP INC               COM       172967101     725  178,948   SH               SOLE             178,948   0     0
DELL INC                    COM       24702R101     518   34,480   SH               SOLE              34,480   0     0
FEDEX CORP                  COM       31428X106   1,245   13,335   SH               SOLE              13,335   0     0
FORD MTR CO DEL        COM PAR $0.01  345370860   1,394  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO         COM       369604103   2,324  127,712   SH               SOLE             127,712   0     0
GOOGLE INC                  CL A      38259P508   1,029    1,815   SH               SOLE               1,815   0     0
HOME DEPOT INC              COM       437076102   2,617   80,905   SH               SOLE              80,905   0     0
ISHARES INC             MSCI GERMAN   464286806   5,838  266,960   SH               SOLE             266,960   0     0
ISHARES INC              MSCI JAPAN   464286848   3,845  368,248   SH               SOLE             368,248   0     0
ISHARES TR INDEX       MSCI EAFE IDX  464287465  29,300  523,394   SH               SOLE             523,394   0     0
ISHARES TR INDEX       MSCI EMERG MKT 464287234     350    8,316   SH               SOLE               8,316   0     0
ISHARES TR INDEX        RUSSELL 1000  464287622   1,272   19,690   SH               SOLE              19,690   0     0
ISHARES TR INDEX        RUSSELL 2000  464287655     604    8,911   SH               SOLE               8,911   0     0
ISHARES TR INDEX        RUSSELL 3000  464287689   7,285  105,874   SH               SOLE             105,874   0     0
ISHARES TR INDEX       RUSSELL MCP GR 464287481     877   18,080   SH               SOLE              18,080   0     0
ISHARES TR INDEX       RUSSELL MIDCAP 464287499     708    7,938   SH               SOLE               7,938   0     0
ISHARES TR INDEX         S&P500 GRW   464287309   4,343   72,482   SH               SOLE              72,482   0     0
JPMORGAN CHASE & CO         COM       46625H100     357    7,988   SH               SOLE               7,988   0     0
LOWES COS INC               COM       548661107   1,310   54,032   SH               SOLE              54,032   0     0
MGM MIRAGE                  COM       552953101     760   63,334   SH               SOLE              63,334   0     0
NORDSTROM INC               COM       655664100   2,089   51,133   SH               SOLE              51,133   0     0
NORFOLK SOUTHERN CORP       COM       655844108   1,766   31,600   SH               SOLE              31,600   0     0
POWERSHARES QQQ TRUST    UNIT SER 1   73935A104  15,131  314,179   SH               SOLE             314,179   0     0
SELECT SECTOR SPDR TR   SBI INT-FINL  81369Y605   1,330   83,405   SH               SOLE              83,405   0     0
SPDR S&P 500 ETF TR    UNIT SER 1 S&P 78462F103  76,913  657,377   SH               SOLE             657,377   0     0
STARBUCKS CORP              COM       855244109   4,173  171,940   SH               SOLE             171,940   0     0
TOYOTA MOTOR CORP      SP ADR REP2COM 892331307     959   11,931   SH               SOLE              11,931   0     0
ZIMMER HLDGS INC            COM       98956P102   2,192   37,031   SH               SOLE              37,031   0     0
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